Fair value measurement - Narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of indefinite-lived intangible assets	€ 30,000	€ 14,200	€ 80,000
Impairment of goodwill		€ 181,927
Measurement Input, Royalty Savings Rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Royalty savings rate, percentage	0.03